RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ DEFICIT (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Increase (Decrease) in Stockholders' Equity
Beginning balance	$ (141,252)	$ (91,321)	$ (121,498)	$ (84,369)	$ (84,369)	$ (143,739)	$ (199,936)
Beginning balance (in shares)			4,792	4,678	4,678	3,021
Net income (loss)	(13,527)	(3,331)	$ (34,347)	$ (12,473)	$ (41,286)	$ (18,368)	38,355
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	659	(720)	801	(471)	(612)	(158)	(567)
Stock Issued During Period, Value, Employee Stock Purchase Plan						897	1,762
Stock Issued During Period, Value, Employee Benefit Plan		0		0	0	0	0
Stock Issued During Period, Value, New Issues						66,249
Stock Issued During Period, Value, Acquisitions						0	2,818
Deemed Dividend						0
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	$ 716	939	$ 1,640	2,831	$ 4,720	$ 10,750	$ 13,829
Ending balance (in shares)	4,792		4,792		4,792	4,678	3,021
Ending balance	$ (153,404)	(94,433)	$ (153,404)	(94,433)	$ (121,498)	$ (84,369)	$ (143,739)
Previously Reported [Member]
Increase (Decrease) in Stockholders' Equity
Beginning balance				(86,888)	(86,888)	(126,683)	(112,245)
Net income (loss)						(37,943)	(32,280)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent						(158)	(567)
Stock Issued During Period, Value, Employee Stock Purchase Plan						897	1,762
Stock Issued During Period, Value, Employee Benefit Plan							0
Stock Issued During Period, Value, New Issues						66,249
Stock Issued During Period, Value, Acquisitions							2,818
Deemed Dividend						(389)
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition						10,750	13,829
Ending balance						(86,888)	(126,683)
Revision of Prior Period, Adjustment [Member]
Increase (Decrease) in Stockholders' Equity
Beginning balance				2,519	2,519	(17,056)	(87,691)
Net income (loss)						19,575	70,635
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent						0	0
Deemed Dividend						389
Ending balance						2,519	(17,056)
Common Stock [Member]
Increase (Decrease) in Stockholders' Equity
Beginning balance	$ 48	$ 47	$ 48	$ 47	$ 47	$ 30	$ 28
Beginning balance (in shares)	4,792	4,684	4,792	4,678	4,678	3,021	2,846
Stock Issued During Period, Value, Employee Stock Purchase Plan						$ 1	$ 0
Shares issued under employee stock purchase plan (in shares)						30	19
Stock Issued During Period, Value, Employee Benefit Plan		$ 1		$ 1	$ 1	$ 1	$ 1
Shares issued under employee incentive plans, net (in shares)		91		97	114	109	115
Stock Issued During Period, Value, New Issues						$ 15
Shares issued in connection with rights offering, net (in shares)						1,500
Stock Issued During Period, Value, Acquisitions						$ 0	$ 1
Shares issued in connection with business acquisition (in shares)						18	41
Ending balance (in shares)	4,792	4,775	4,792	4,775	4,792	4,678	3,021
Ending balance	$ 48	$ 48	$ 48	$ 48	$ 48	$ 47	$ 30
Common Stock [Member] | Previously Reported [Member]
Increase (Decrease) in Stockholders' Equity
Beginning balance				$ 47	$ 47	$ 30	$ 28
Beginning balance (in shares)				4,678	4,678	3,021	2,846
Stock Issued During Period, Value, Employee Stock Purchase Plan						$ 1	$ 0
Shares issued under employee stock purchase plan (in shares)						30	19
Stock Issued During Period, Value, Employee Benefit Plan						$ 1	$ 1
Shares issued under employee incentive plans, net (in shares)						109	115
Stock Issued During Period, Value, New Issues						$ 15
Shares issued in connection with rights offering, net (in shares)						1,500
Stock Issued During Period, Value, Acquisitions						$ 0	$ 1
Shares issued in connection with business acquisition (in shares)						18	41
Ending balance (in shares)						4,678	3,021
Ending balance						$ 47	$ 30
Additional Paid-in Capital [Member]
Increase (Decrease) in Stockholders' Equity
Beginning balance	708,951	705,200	708,027	$ 703,259	$ 703,259	625,380	606,973
Stock Issued During Period, Value, Employee Stock Purchase Plan						896	1,762
Stock Issued During Period, Value, Employee Benefit Plan		(1)		(1)	(1)	(1)	(1)
Stock Issued During Period, Value, New Issues						66,234
Stock Issued During Period, Value, Acquisitions						0	2,817
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition	716	939	1,640	2,831	4,720	10,750	13,829
Ending balance	709,667	706,138	709,667	706,138	708,027	703,259	625,380
Additional Paid-in Capital [Member] | Previously Reported [Member]
Increase (Decrease) in Stockholders' Equity
Beginning balance				723,492	723,492	645,613	627,206
Stock Issued During Period, Value, Employee Stock Purchase Plan						896	1,762
Stock Issued During Period, Value, Employee Benefit Plan						(1)	(1)
Stock Issued During Period, Value, New Issues						66,234
Stock Issued During Period, Value, Acquisitions						0	2,817
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition						10,750	13,829
Ending balance						723,492	645,613
Additional Paid-in Capital [Member] | Revision of Prior Period, Adjustment [Member]
Increase (Decrease) in Stockholders' Equity
Beginning balance				(20,233)	(20,233)	(20,233)	(20,233)
Ending balance						(20,233)	(20,233)
Retained Earnings [Member]
Increase (Decrease) in Stockholders' Equity
Beginning balance	(848,200)	(795,236)	(827,380)	(786,094)	(786,094)	(767,726)	(806,081)
Net income (loss)		(3,331)		(12,473)	(41,286)	(18,368)	38,355
Ending balance	(861,727)	(798,567)	(861,727)	(798,567)	(827,380)	(786,094)	(767,726)
Retained Earnings [Member] | Previously Reported [Member]
Increase (Decrease) in Stockholders' Equity
Beginning balance				(808,846)	(808,846)	(770,903)	(738,623)
Net income (loss)						(37,943)	(32,280)
Ending balance						(808,846)	(770,903)
Retained Earnings [Member] | Revision of Prior Period, Adjustment [Member]
Increase (Decrease) in Stockholders' Equity
Beginning balance				22,752	22,752	3,177	(67,458)
Net income (loss)						19,575	70,635
Ending balance						22,752	3,177
AOCI Attributable to Parent [Member]
Increase (Decrease) in Stockholders' Equity
Beginning balance	(2,051)	(1,332)	(2,193)	(1,581)	(1,581)	(1,423)	(856)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent		(720)		(471)	(612)	(158)	(567)
Ending balance	$ (1,392)	$ (2,052)	$ (1,392)	(2,052)	(2,193)	(1,581)	(1,423)
AOCI Attributable to Parent [Member] | Previously Reported [Member]
Increase (Decrease) in Stockholders' Equity
Beginning balance				$ (1,581)	$ (1,581)	(1,423)	(856)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent						(158)	(567)
Ending balance						$ (1,581)	$ (1,423)